PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of March 31, 2024 and 2023:

	As of March 31,	As of March 31,
	2024	2023
Prepayments to suppliers	$74,362	$1,229,829
Loans receivables	273,643	-
Advance payment of intangible asset	1,500,000	-
VAT deductibles	752	-
Investment receivables from the investors	-	2,000,000
Others	47,352	77,673
Total	$1,896,109	$3,307,502